Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Schedule of property and equipment, net

	December 31,
	2013	2014
	RMB
Cost:
Buildings	172,802	235,580
Equipment	143,732	164,541
Office furniture and fixtures	28,796	31,661
Leasehold improvements	203,456	232,889
Less: accumulated depreciation	(187,034)	(256,482)
Construction in progress:	36,803	9,589
	398,555	417,778